Accumulated Other Comprehensive Loss (Accumulated Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance	$ 1,853	$ 1,718	$ 1,197
Other comprehensive (loss) income, net of tax	(96)	(77)	12
Ending Balance	1,609	1,853	1,718
Accumulated foreign currency translation adjustments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance	(315)	(304)
Other comprehensive income adjustments before reclassifications	36	(3)
Amounts reclassified from AOCL	(12)	(8)
Other comprehensive (loss) income, net of tax	24	(11)
Ending Balance	(291)	(315)	(304)
Accumulated pension liability adjustments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance	(654)	(592)
Other comprehensive income adjustments before reclassifications	(130)	(76)
Amounts reclassified from AOCL	20	14
Other comprehensive (loss) income, net of tax	(110)	(62)
Ending Balance	(764)	(654)	(592)
Changes in fair value of derivatives
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance	(18)	(14)
Other comprehensive income adjustments before reclassifications	(21)	(11)
Amounts reclassified from AOCL	11	7
Other comprehensive (loss) income, net of tax	(10)	(4)
Ending Balance	(28)	(18)	(14)
AOCL
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance	(987)	(910)	(922)
Other comprehensive income adjustments before reclassifications	(115)	(90)
Amounts reclassified from AOCL	19	13
Other comprehensive (loss) income, net of tax	(96)	(77)	12
Ending Balance	$ (1,083)	$ (987)	$ (910)